Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Schedule of Cash on Hand	Cash is denominated in the following currencies:
	2024	2023
	In thousands of USD
RMB	$21,731	$22,125
HKD	263	2
USD	4,718	3,729
Total	$26,712	$25,856